Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2024
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Cost:
Beginning balance:	112,375	38,769
- Additions	-	95,051
- Transfer to “Vessel held for sale”	(19,754)	-
- Disposals	-	(21,445)
Ending balance:	92,621	112,375

Accumulated depreciation:
Beginning balance:	(7,556)	(1,257)
- Depreciation for the period	(3,708)	(7,101)
- Transfer to “Vessel held for sale”	1,486	-
- Disposals	-	802
Ending balance:	(9,778)	(7,556)

Net book value	82,843	104,819